Delaware VIP® Trust — Delaware VIP Value Series
Schedule of investments
March 31, 2020 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 97.82%			Common Stock (continued)
Communication Services - 11.55%			Information Technology - 12.93%
AT&T	600,924	$ 17,516,935	Broadcom	81,000	$19,205,100
Comcast Class A	466,248	16,029,606	Cisco Systems	472,800	18,585,768
Verizon Communications	416,800	22,394,664	Intel	398,200	21,550,584
Walt Disney	153,375	14,816,025	Oracle	411,400	19,882,962
		70,757,230			79,224,414
Consumer Discretionary - 6.01%			Materials - 2.44%
Dollar Tree †	260,200	19,116,894	DuPont de Nemours	438,283	14,945,450
Lowe’s	206,200	17,743,510			14,945,450
		36,860,404	Real Estate - 3.03%
Consumer Staples - 10.00%			Equity Residential	300,900	18,568,539
Archer-Daniels-Midland	536,500	18,874,070			18,568,539
Conagra Brands	736,904	21,620,764	Utilities - 3.11%
Mondelez International Class A	414,800	20,773,184	Edison International	348,000	19,066,920
		61,268,018			19,066,920
Energy - 3.67%			Total Common Stock
ConocoPhillips	410,000	12,628,000
			(cost $481,349,390)		599,378,582
Marathon Oil	1,060,560	3,489,243
Occidental Petroleum	547,900	6,344,682	Short-Term Investments - 1.42%
		22,461,925	Money Market Mutual Funds - 1.42%
Financials - 12.92%			BlackRock FedFund - Institutional
Allstate	202,000	18,529,460	Shares (seven-day effective yield
American International Group	481,500	11,676,375	0.33%)	1,739,812	1,739,812
Bank of New York Mellon	476,400	16,045,152	Fidelity Investments Money Market
Marsh & McLennan	206,800	17,879,928	Government Portfolio - Class I
Truist Financial	487,600	15,037,584	(seven-day effective yield 0.30%)	1,739,812	1,739,812
		79,168,499	GS Financial Square Government
Healthcare - 23.97%			Fund - Institutional Shares (seven-day
Abbott Laboratories	273,800	21,605,558	effective yield 0.34%)	1,739,812	1,739,812
Cardinal Health	435,300	20,868,282	Morgan Stanley Government
Cigna	122,551	21,713,586	Portfolio - Institutional Share Class
CVS Health	369,900	21,946,167	(seven-day effective yield 0.22%)	1,739,812	1,739,812
Johnson & Johnson	148,800	19,512,144	State Street Institutional US Government
Merck & Co	290,600	22,358,764	Money Market Fund - Investor Class
Pfizer	577,541	18,850,938	(seven-day effective yield 0.24%)	1,739,812	1,739,812
		146,855,439	Total Short-Term Investments
Industrials - 8.19%			(cost $8,699,060)		8,699,060
Caterpillar	96,698	11,220,836
Northrop Grumman	65,600	19,847,280
Raytheon	118,800	15,580,620
Waste Management	38,386	3,553,008
		50,201,744
Total Value of Securities - 99.24%
(cost $490,048,450)					608,077,642
Receivables and Other Assets Net of Liabilities - 0.76%					4,679,477
Net Assets Applicable to 26,828,289 Shares Outstanding - 100.00%					$612,757,119

† Non-income producing security.

GS - Goldman Sachs

NQ-VIP-872 [3/20] 5/20 (1178045) Value Series-1